Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading Securities And Trading Assets [Member]
Assets:
Balance, beginning of period	$ 374	$ 441	$ 650
Net gains (losses) included in net income	(3)	(51)	31
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	32	(4)	(159)
Transfers into Level 3	40	1	13
Transfers out of Level 3	(22)	(13)	(94)
Balance, end of period	421	374	441
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(15)	(41)	(43)
Trading Securities [Member]
Assets:
Balance, beginning of period	346	407	595
Net gains (losses) included in net income	5	(45)	28
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	35	(4)	(135)
Transfers into Level 3	6	1	12
Transfers out of Level 3	(4)	(13)	(93)
Balance, end of period	388	346	407
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(11)	(42)	(29)
Trading Securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	3	8	7
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(5)	1
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	3	3	8
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	309	343	445
Net gains (losses) included in net income	3	(38)	8
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	42	15	(110)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(11)	0
Balance, end of period	354	309	343
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(13)	(42)	(28)
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	34	56	54
Net gains (losses) included in net income	2	(7)	2
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(7)	(13)	0
Transfers into Level 3	6	0	12
Transfers out of Level 3	(4)	(2)	(12)
Balance, end of period	31	34	56
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	2	0	(2)
Trading Securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	0	0	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(1)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	1
Trading Securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	0	0	79
Net gains (losses) included in net income	0	0	16
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(14)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(81)
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Trading Securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	0	0	10
Net gains (losses) included in net income	0	0	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(1)	(11)
Transfers into Level 3	0	1
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Other trading asset [Member]
Assets:
Balance, beginning of period	28	34	55
Net gains (losses) included in net income	(8)	(6)	3
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(3)	0	(24)
Transfers into Level 3	34	0	1
Transfers out of Level 3	(18)	0	(1)
Balance, end of period	33	28	34
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	1	(14)
Available-for-sale securities [Member]
Assets:
Balance, beginning of period	3,505	3,726	6,029
Net gains (losses) included in net income	22	79	258
Net gains (losses) included in other comprehensive income	134	2	(251)
Purchases, sales, issuances and settlements, net	662	99	(1,602)
Transfers into Level 3	5	80	8
Transfers out of Level 3	(1,334)	(481)	(716)
Balance, end of period	2,994	3,505	3,726
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(11)	(7)	(40)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Balance, beginning of period	3,505	3,726	5,366
Net gains (losses) included in net income	22	79	255
Net gains (losses) included in other comprehensive income	134	2	(249)
Purchases, sales, issuances and settlements, net	662	99	(1,578)
Transfers into Level 3	5	80	8
Transfers out of Level 3	(1,334)	(481)	(76)
Balance, end of period	2,994	3,505	3,726
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(11)	(7)	(40)
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	1,140	1,500	2,277
Net gains (losses) included in net income	4	6	6
Net gains (losses) included in other comprehensive income	5	(25)	(16)
Purchases, sales, issuances and settlements, net	1,105	60	(691)
Transfers into Level 3	5	80	0
Transfers out of Level 3	(1,334)	(481)	(76)
Balance, end of period	925	1,140	1,500
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	(5)
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	879	565	1,087
Net gains (losses) included in net income	22	50	218
Net gains (losses) included in other comprehensive income	103	(1)	(169)
Purchases, sales, issuances and settlements, net	16	265	(571)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	1,020	879	565
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	432	405	252
Net gains (losses) included in net income	(1)	21	12
Net gains (losses) included in other comprehensive income	23	35	(46)
Purchases, sales, issuances and settlements, net	(47)	(29)	179
Transfers into Level 3	0	0	8
Transfers out of Level 3	0	0	0
Balance, end of period	407	432	405
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(2)	(32)
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	92	74	133
Net gains (losses) included in net income	(4)	0	17
Net gains (losses) included in other comprehensive income	0	1	(24)
Purchases, sales, issuances and settlements, net	(12)	17	(52)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	76	92	74
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(11)	(1)	(2)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	1	1	24
Net gains (losses) included in net income	0	0	5
Net gains (losses) included in other comprehensive income	0	0	(6)
Purchases, sales, issuances and settlements, net	0	0	(22)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	1	1	1
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	91	73	109
Net gains (losses) included in net income	(4)	0	12
Net gains (losses) included in other comprehensive income	0	1	(18)
Purchases, sales, issuances and settlements, net	(12)	17	(30)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	75	91	73
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(11)	(1)	(2)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	962	1,182	1,617
Net gains (losses) included in net income	1	2	2
Net gains (losses) included in other comprehensive income	3	(8)	6
Purchases, sales, issuances and settlements, net	(400)	(214)	(443)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	566	962	1,182
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(4)	(1)
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	0	0	245
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	19
Purchases, sales, issuances and settlements, net	0	0	(264)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	962	1,182	1,372
Net gains (losses) included in net income	1	2	2
Net gains (losses) included in other comprehensive income	3	(8)	(13)
Purchases, sales, issuances and settlements, net	(400)	(214)	(179)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	566	962	1,182
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(4)	(1)
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	0	0	663
Net gains (losses) included in net income	0	0	3
Net gains (losses) included in other comprehensive income	0	0	(2)
Purchases, sales, issuances and settlements, net	0	0	(24)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(640)
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of period	0	0	663
Net gains (losses) included in net income	0	0	3
Net gains (losses) included in other comprehensive income	0	0	(2)
Purchases, sales, issuances and settlements, net	0	0	(24)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(640)
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	985	1,082	2,313
Net gains (losses) included in net income	(36)	(19)	23
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(75)	(159)	(977)
Transfers into Level 3	134	98	194
Transfers out of Level 3	(10)	(17)	(471)
Balance, end of period	998	985	1,082
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(34)	(24)	(23)
Loans [Member]
Assets:
Balance, beginning of period	758	5,316	5,788
Net gains (losses) included in net income	(6)	(59)	(128)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(376)	(4,499)	(344)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	376	758	5,316
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(12)	(24)	(117)
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	12,959	12,415	12,738
Net gains (losses) included in net income	(2,115)	(1,595)	(1,870)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	2,781	2,139	1,547
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	13,625	12,959	12,415
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(126)	565	214
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	(81)	128	(23)
Net gains (losses) included in net income	434	812	1,259
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(723)	(1,113)	(1,045)
Transfers into Level 3	(51)	41	(15)
Transfers out of Level 3	43	51	(48)
Balance, end of period	(378)	(81)	128
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(352)	38	176
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Balance, beginning of period	121	288	293
Net gains (losses) included in net income	604	843	1,132
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(654)	(1,003)	(1,137)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(7)	0
Balance, end of period	71	121	288
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(52)	170	97
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Balance, beginning of period	23	12	1
Net gains (losses) included in net income	(17)	10	7
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	13	(2)	6
Transfers into Level 3	2	4	(2)
Transfers out of Level 3	(2)	(1)	0
Balance, end of period	19	23	12
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	15	11	10
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Balance, beginning of period	(267)	(111)	(84)
Net gains (losses) included in net income	(199)	(80)	116
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(37)	(156)	(82)
Transfers into Level 3	(53)	21	(13)
Transfers out of Level 3	45	59	(48)
Balance, end of period	(511)	(267)	(111)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(259)	(176)	74
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Balance, beginning of period	12	0	0
Net gains (losses) included in net income	(5)	(3)	0
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(1)	0
Transfers into Level 3	0	16	0
Transfers out of Level 3	0	0	0
Balance, end of period	7	12	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	6	(4)	0
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Balance, beginning of period	77	(3)	(189)
Net gains (losses) included in net income	24	31	19
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(65)	49	167
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	36	77	(3)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(62)	26	10
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period	(47)	(58)	(44)
Net gains (losses) included in net income	27	11	(15)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	20	0	1
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	(47)	(58)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	11	(15)
Other assets [Member]
Assets:
Balance, beginning of period	3,259	3,065	2,512
Net gains (losses) included in net income	1,563	(30)	456
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(2)	224	97
Transfers into Level 3	1	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	4,821	3,259	3,065
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	1,569	(30)	457
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0	0	(6)
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	6
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Other liabilities [Member]
Liabilities:
Balance, beginning of period	(4)	(30)	(28)
Net gains (losses) included in net income	1	1	(13)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	25	11
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(3)	(4)	(30)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	$ 0	$ 0	$ 0